SHARE CAPITAL (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	17,625,460
Weighted average remaining contractual term	5 years 1 month 17 days
Options exercisable as of December 31, 2012	8,804,214
Weighted average remaining contractual term	3 years 11 months 9 days
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	0.9
Maximum exercise price	1.49
Options outstanding as of December 31, 2012	17,058,726
Weighted average remaining contractual term	5 years 3 months 11 days
Weighted average exercise price	1.12
Options exercisable as of December 31, 2012	8,237,480
Weighted average remaining contractual term	4 years 2 months 5 days
Weighted average exercise price	1.03
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.5
Maximum exercise price	2.99
Options outstanding as of December 31, 2012	457,400
Weighted average remaining contractual term	5 months 12 days
Weighted average exercise price	1.98
Options exercisable as of December 31, 2012	457,400
Weighted average remaining contractual term	5 months 12 days
Weighted average exercise price	1.98
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.0
Maximum exercise price	8.99
Options outstanding as of December 31, 2012	325
Weighted average remaining contractual term	2 months 19 days
Weighted average exercise price	8.55
Options exercisable as of December 31, 2012	325
Weighted average remaining contractual term	2 months 19 days
Weighted average exercise price	8.55
Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	9.0
Maximum exercise price	10.99
Options outstanding as of December 31, 2012	17,587
Weighted average remaining contractual term	2 months 12 days
Weighted average exercise price	10.93
Options exercisable as of December 31, 2012	17,587
Weighted average remaining contractual term	2 months 12 days
Weighted average exercise price	10.93
Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	11.0
Options outstanding as of December 31, 2012	91,422
Weighted average remaining contractual term	2 months 27 days
Weighted average exercise price	18.55
Options exercisable as of December 31, 2012	91,422
Weighted average remaining contractual term	2 months 27 days
Weighted average exercise price	18.55